Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Revenues [Abstract]
Non-refundable entrance fees	$ 712,221	$ 669,528	$ 615,723
Other deferred revenue	6,173	3,479	1,031
Deferred revenue	$ 718,394	$ 673,007	$ 616,754